Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Jan. 27, 2023	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 20, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Apr. 01, 2023	Sep. 30, 2021	Dec. 31, 2020
Proceeds from sale of Louisiana Orthopedic operations	$ 1,050,000.00
Interest compounding percentage						6.00%								6.00%		6.00%
Fixed price per share						$ 0.00313								$ 0.00313		$ 0.00313
Shares Issued, Price Per Share						$ 0.0009								$ 0.0009		$ 0.0009
Debt, current						$ 3,000,000.0								$ 3,000,000.0		$ 3,000,000.0
Fair value of notes and related accrued interest						800,000								800,000		800,000
Impairment of assets														2,300,000
Prepaid expense and other assets, current			$ 367,358			1,015,130			$ 367,358					1,015,130		1,015,130	$ 367,358		$ 547,536
Intangible assets carrying amount			1,365,457	$ 34,000		868,986			1,365,457				$ 34,000	868,986		868,986	1,365,457		10,459,265
Impairments of long-lived assets														0
Marketing and advertising expense						8,661				$ 244,583				119,965	$ 857,633		1,100,422		1,324,715
Assets			11,081,606			4,264,494			11,081,606					4,264,494		4,264,494	11,081,606		27,229,193
Liabilities			6,430,350			3,236,135			6,430,350					3,236,135		3,236,135	6,430,350		9,276,132
Cash equivalents			0						0								0		0
Goodwill impairment loss			4,500,000														4,500,000
Net loss						2,857,671	$ 1,403,307	$ 3,698,653		6,333,625		$ 1,844,099	3,162,125	7,960,429	11,339,849		18,312,806		10,542,247
Net cash used in operating activities														2,957,156	8,220,753		10,294,468		7,590,962
Accumulated deficit			46,519,740			54,534,371			46,519,740					54,534,371		54,534,371	46,519,740		28,206,934
Stockholder's equity			(4,651,256)	(14,972,083)		(1,028,359)	$ 358,970	$ (996,955)	(4,651,256)	(11,554,902)		$ (14,094,760)	$ (14,972,083)	(1,028,359)	(11,554,902)	(1,028,359)	(4,651,256)	$ (11,554,902)	(17,953,061)			$ (7,813,154)
Cash FDIC insured amount			250,000			250,000			250,000					250,000		250,000	250,000
Revenue						1,565,820				3,786,228				5,003,159	12,714,302
Revenue						1,565,820				3,786,228				5,003,159	12,714,302		16,185,682		14,385,828
Accounts receivable			2,881,239			736,269			2,881,239					736,269		736,269	2,881,239		1,209,333
Uncertain tax positions						0								0		0
Variable Interest Entities [Member]
Assets			1,800,000						1,800,000								1,800,000		2,200,000
Liabilities			500,000						500,000								500,000		$ 600,000
Theralink Technologies Inc [Member]
Assets						2,849,794				2,598,911				2,849,794	2,598,911	2,849,794		2,598,911
Liabilities						40,965,355				6,399,966				40,965,355	6,399,966	40,965,355		6,399,966
Net loss																30,907,505		12,741,962
Net cash used in operating activities																5,774,855		5,389,695
Accumulated deficit						93,754,774				62,807,817				93,754,774	62,807,817	93,754,774		62,807,817
Stockholder's equity						38,115,561				6,801,055				38,115,561	6,801,055	38,115,561		6,801,055			$ 4,945,362
Working capital deficit						38,600,000								38,600,000		38,600,000
Cash						997,484								997,484		997,484
Cash FDIC insured amount limit						250,000								250,000		250,000
Cash FDIC insured amount						747,601								747,601		747,601
Revenue recognized																171,125		303,648
Revenue																124,650
Research and development																125,000		150,000
Revenue																606,796		567,905
Accounts receivable						23,910				32,125				23,910	32,125	23,910		32,125
Deferred revenue						144,890				156,550				144,890	156,550	144,890		156,550
Uncertain tax positions						$ 0				0				$ 0	0	0		0
Income tax, interest and penalties																$ 0		$ 0
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration risk, percentage																22.40%		21.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration risk, percentage																18.60%		15.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Concentration risk, percentage																17.20%		14.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Concentration risk, percentage																13.70%		10.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage																63.00%		59.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage																		41.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer [Member]
Concentration risk, percentage																37.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Deferred Revenue [Member] | Customer One [Member]
Concentration risk, percentage																100.00%		65.00%
Theralink Technologies Inc [Member] | Customer Concentration Risk [Member] | Deferred Revenue [Member] | Customer Two [Member]
Concentration risk, percentage																		24.00%
Theralink Technologies Inc [Member] | Minimum [Member]
Property and equipment, estimated useful lives						3 years								3 years		3 years
Theralink Technologies Inc [Member] | Maximum [Member]
Property and equipment, estimated useful lives						5 years								5 years		5 years
FLORIDA
Intangible assets carrying amount										$ 30,000					$ 30,000			$ 30,000
Impairment loss				$ 34,000
Theralink Technologies Inc [Member]
Prepaid expense and other assets, current			$ 400,000			$ 200,000			400,000					$ 200,000		$ 200,000	400,000
Louisiana Market [Member]
Intangible assets carrying amount						61,000								61,000		61,000
Impairment loss		$ 61,000
Illinois Market [Member]
Intangible assets carrying amount						$ 265,000								265,000		$ 265,000				$ 265,000
Back Space Retail Stores [Member]
Impairment loss														$ 60,000
I M A C Illinois M S A [Member]
Impairment loss											$ 2,128,000						2,128,000
Impairment loss of long lived assets																	2,128,000
I M A C Kentucky M S A [Member]
Impairment loss											$ 1,672,000						1,672,000
Impairment loss of long lived assets																	1,672,000
I M A C Florida M S A [Member]
Impairment loss									$ 1,000
I M A C Florida M S A [Member] | Forecast [Member]
Impairment loss of long lived assets					$ 1,000
Florida Tennessee Missouri And Louisiana Acquisitions [Member]
Goodwill impairment loss																	$ 4,500,000